Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2017
Significant Accounting Policies and Recent Accounting Pronouncements
Major Charterers
Charterer	2017	2016
A	70%	67%
B	11%	17%
C	19%	16%
	100%	100%